INVENTORIES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
Inventories	$ 79,530	$ 79,513
Gross value | Mobile handsets and others
INVENTORIES
Mobile handsets and others	93,730	89,753
Impairment allowance
INVENTORIES
Allowance for obsolescence of inventories	$ (14,200)	$ (10,240)	$ (3,916)